HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS
May 31, 2025 (Unaudited)

COMMON STOCKS - 97.1%	Shares	Value
Communications - 9.7%
Entertainment Content - 1.4%
Take-Two Interactive Software, Inc. (a)	4,200	$ 950,376

Internet Media & Services - 8.3%
Alphabet, Inc. - Class C	11,520	1,991,232
Meta Platforms, Inc. - Class A	3,350	2,169,091
Netflix, Inc. (a)	1,100	1,327,953
		5,488,276
Consumer Discretionary - 11.0%
E-Commerce Discretionary - 6.1%
Amazon.com, Inc. (a)	12,400	2,542,124
MercadoLibre, Inc. (a)	575	1,473,892
		4,016,016
Leisure Facilities & Services - 2.8%
Chipotle Mexican Grill, Inc. (a)	20,000	1,001,600
Starbucks Corporation	10,470	878,956
		1,880,556
Retail - Discretionary - 2.1%
AutoZone, Inc. (a)	365	1,362,560

Consumer Staples - 1.1%
Beverages - 0.3%
PepsiCo, Inc.	1,580	207,691

Food - 0.8%
Mondelez International, Inc. - Class A	7,810	527,097

Energy - 2.5%
Oil & Gas Producers - 0.9%
Exxon Mobil Corporation	5,700	583,110

Oil & Gas Services & Equipment - 1.6%
Baker Hughes Company	15,620	578,721
Schlumberger Ltd.	15,800	522,190
		1,100,911

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Financials - 14.1%
Asset Management - 3.4%
Blue Owl Capital, Inc.	49,000	$ 915,320
Charles Schwab Corporation (The)	15,400	1,360,436
		2,275,756
Banking - 1.5%
JPMorgan Chase & Company	3,680	971,520

Institutional Financial Services - 3.6%
Goldman Sachs Group, Inc. (The)	1,900	1,140,855
Morgan Stanley	9,980	1,277,739
		2,418,594
Insurance - 2.0%
Marsh & McLennan Companies, Inc.	5,604	1,309,431

Specialty Finance - 3.6%
American Express Company	8,010	2,355,341

Health Care - 7.0%
Biotech & Pharma - 3.5%
AbbVie, Inc.	4,500	837,495
Eli Lilly & Company	2,030	1,497,470
		2,334,965
Health Care Facilities & Services - 1.2%
UnitedHealth Group, Inc.	2,615	789,495

Medical Equipment & Devices - 2.3%
Danaher Corporation	4,630	879,237
Thermo Fisher Scientific, Inc.	1,550	624,371
		1,503,608
Industrials - 14.8%
Electrical Equipment - 4.8%
Amphenol Corporation - Class A	13,700	1,232,041
Generac Holdings, Inc. (a)	2,000	244,260
Rockwell Automation, Inc.	2,500	788,875
Trimble, Inc. (a)	13,300	947,891
		3,213,067

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Industrials - 14.8% (Continued)
Engineering & Construction - 3.2%
Fluor Corporation (a)	24,830	$ 1,032,431
Quanta Services, Inc.	3,150	1,079,064
		2,111,495
Industrial Intermediate Products - 2.0%
Chart Industries, Inc. (a)	8,300	1,301,938

Industrial Support Services - 3.2%
Grainger (W.W.), Inc.	1,000	1,087,560
United Rentals, Inc.	1,470	1,041,319
		2,128,879
Machinery - 0.9%
Lincoln Electric Holdings, Inc.	3,180	615,616

Transportation & Logistics - 0.7%
CSX Corporation	14,000	442,260

Materials - 1.7%
Chemicals - 1.0%
Sherwin-Williams Company (The)	1,800	645,858

Steel - 0.7%
Nucor Corporation	4,070	445,095

Real Estate - 3.4%
Real Estate Services - 1.8%
CBRE Group, Inc. - Class A (a)	9,600	1,200,192

REITs - 1.6%
Prologis, Inc.	5,393	585,680
Weyerhaeuser Company	16,958	439,382
		1,025,062
Technology - 29.6%
Semiconductors - 9.0%
KLA Corporation	3,210	2,429,585

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Technology - 29.6% (Continued)
Semiconductors - 9.0% (Continued)
NVIDIA Corporation	26,078	$ 3,523,920
		5,953,505
Software - 9.5%
Adobe, Inc. (a)	2,000	830,180
Microsoft Corporation	5,100	2,347,836
Salesforce, Inc.	5,920	1,570,991
ServiceNow, Inc. (a)	1,500	1,516,635
		6,265,642
Technology Hardware - 6.5%
Apple, Inc.	8,500	1,707,225
Ciena Corporation (a)	13,900	1,112,834
Cisco Systems, Inc.	23,260	1,466,310
		4,286,369
Technology Services - 4.6%
International Business Machines Corporation	5,250	1,360,065
Visa, Inc. - Class A	4,610	1,683,526
		3,043,591
Utilities - 2.2%
Electric Utilities - 2.2%
Duke Energy Corporation	6,000	706,320
NextEra Energy, Inc.	10,800	762,912
		1,469,232

Total Common Stocks (Cost $41,621,710)		$ 64,223,104

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.8%	Shares	Value
First American Government Obligations Fund - Class X, 4.23% (b) (Cost $1,879,399)	1,879,399	$ 1,879,399

Investments at Value - 99.9% (Cost $43,501,109)		$ 66,102,503

Other Assets in Excess of Liabilities - 0.1%		36,090

Net Assets - 100.0%		$ 66,138,593

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of May 31, 2025.